Segment information and geographic data (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total revenue	$ 22,652	$ 34,280	$ 33,674
Income/(loss) before income tax	(23,017)	(9,855)	(10,055)
Reportable segment
Total revenue	29,165	37,568	35,379
Income/(loss) before income tax	(22,707)	(9,698)	(9,974)
Intersegment
Total revenue	(6,513)	(3,288)	(1,705)
Income/(loss) before income tax	$ (310)	$ (157)	$ (81)